Consolidated Statements of Operations (USD $)	12 Months Ended		72 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Net Revenues	$ 0	$ 0	$ 415,996
Operating Expenses:
Research and development	2,088,992	583,869	4,278,647
General and administrative	3,622,142	3,506,473	11,573,062
Total operating expenses	5,711,134	4,090,342	15,851,709
Loss from operations	(5,711,134)	(4,090,342)	(15,435,713)
Other income (expense):
Interest expense	(2,630,914)	(1,518,420)	(5,360,513)
Loss on issuance of common stock	(352,096)	0	(352,096)
Loss on issuance of debt	(6,708,728)	0	(6,708,728)
Other income (expense)	0	(11,862)	75,827
Change in fair value of warrants and derivative liabilities	271,191	485,006	1,153,365
Total other income (expense)	(9,420,547)	(1,045,276)	(11,192,145)
Net loss	(15,131,681)	(5,135,618)	(26,627,858)
Preferred stock dividend	38,402	0	38,402
Net loss applicable to common stockholders	$ (15,170,083)	$ (5,135,618)	$ (26,666,260)
Per share net loss applicable to common stockholders’:
Basic and fully diluted (in dollars per share)	$ (0.03)	$ (0.04)
Weighted average shares used in computing basic loss per share:
Basic and fully diluted (in shares)	450,931,510	140,710,454